Basic and diluted net earnings per share - Additional Information (Detail)			12 Months Ended
	Mar. 01, 2017 shares	Feb. 02, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures (in shares)			1,665,131	1,627,525
Subsequent Event
Class of Stock [Line Items]
Incremental common shares attributable to dilutive effect of conversion of debt securities (in shares)		108,490,566
Convertible Subordinated Debt | Subsequent Event | Convertible Unsecured Subordinated Debentures
Class of Stock [Line Items]
Debt conversion, shares issued (in shares)	107,517,895
Debt instrument, convertible debt, percentage of shares issued	0.991